Income Taxes (Details 1) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Current tax
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
Total income tax expense (benefit)	$ 0	$ 0